Leases - Lease Term and Discount Rate (Detail)	Jun. 29, 2019
Weighted-average remaining lease term (years):
Operating leases	12 years 5 months 23 days
Finance leases	8 years 3 months 25 days
Weighted-average discount rate:
Operating leases	7.73%
Finance leases	6.04%